Regulatory Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets [Line Items]
Regulatory assets	$ 315	$ 308
Regulatory Liabilities [Line Items]
Regulatory liabilities	265	206
Negative salvage [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	204	158
Postretirement Benefits Other Than Pension[Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	42	39
Other [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	19	9
Grossed up deferred taxes on equity funds used during construction [Member]
Regulatory Assets [Line Items]
Regulatory assets	100	103
Asset Retirement Obligation Costs [Member]
Regulatory Assets [Line Items]
Regulatory assets	135	122
Fuel Costs [Member]
Regulatory Assets [Line Items]
Regulatory assets	30	26
Levelized incremental depreciation [Member]
Regulatory Assets [Line Items]
Regulatory assets	34	33
Other [Member]
Regulatory Assets [Line Items]
Regulatory assets	$ 16	$ 24